Shareholders' Equity (Details Textual)																	1 Months Ended													12 Months Ended
	Dec. 11, 2014 shares	Dec. 12, 2013 shares	Dec. 11, 2013 shares	Dec. 07, 2013 shares	Jun. 20, 2013 $ / shares shares	Jun. 20, 2013 € / shares shares	Dec. 10, 2012 shares	Dec. 06, 2012 shares	Mar. 13, 2012 USD ($) $ / shares shares	Dec. 07, 2011 shares	Jun. 24, 2011 $ / shares shares	Jun. 24, 2011 € / shares shares	Dec. 06, 2010 shares	Jun. 25, 2010 $ / shares shares	Jun. 25, 2010 € / shares shares	Dec. 11, 2009 shares	Jun. 24, 2014 $ / shares shares	Jun. 24, 2014 € / shares shares	Jun. 30, 2013 $ / shares	Jun. 30, 2013 € / shares	Dec. 31, 2012 shares	Jul. 31, 2012	Dec. 31, 2011 shares	Jun. 30, 2011 $ / shares	Jun. 30, 2011 € / shares	Dec. 31, 2010	Jun. 30, 2010 $ / shares	Jun. 30, 2010 € / shares	Jan. 31, 1997	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2007	Sep. 30, 2014 shares	Aug. 31, 2013 shares	Jul. 31, 2013 shares	Jul. 31, 2011 shares
Class of Stock [Line Items]
Number Of Warrants Authorized For Subscription					270,000	270,000					350,000	350,000		250,000	250,000		300,000	300,000
Warrants Subscription Price | (per share)					$ 0.57	€ 0.43					$ 0.67	€ 0.47		$ 0.90	€ 0.70		$ 1.22	€ 0.89
Share Purchase Price | (per share)																	$ 14.87	€ 10.94	$ 6.14	€ 4.58				$ 5.03	€ 3.54		$ 6.68	€ 5.44
Social Contribution																													45.00%
Additional Social Security Contribution																																	10.00%
Percentage Of Share Price																																	25.00%
Contribution Rate																										14.00%
Accumulated Statutory Deficit | $																														$ 148,400,000
Increased Contribution Rate																						30.00%
Warrants Exercised																														200,000
Warrants Cancelled																														50,000
Warrants Subscribed																																		298,000		180,000	300,000
Stock Issued During Period, Value, Acquisitions | $																														$ 13,050,000
Stock Issued During Period, Value, New Issues | $																														$ 6,025,000	$ 399,000	$ 601,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																														10 years
Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																														4 years
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																														12,400,000
Shares Issued, Price Per Share | $ / shares																														$ 9.75
Payment Of Commission Price Per Share | $ / shares																														$ 0.585
Stock Issued During Period, Value, New Issues | $																														$ 113,600,000
Stockholders' Equity, Period Increase (Decrease) | $																														115,200,000
Payments of Stock Issuance Costs | $																														700,000
Tax Relief | $																														$ 2,400,000
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions																														1,026,364
Shares Issued, Price Per Share | $ / shares																														$ 12.71
Stock Issued During Period, Value, Acquisitions | $																														$ 13,049,000
Scientific Advisory Board [Member]
Class of Stock [Line Items]
Number Of Warrants Authorized For Subscription					20,000	20,000
Warrants Subscription Price | (per share)					$ 0.57	€ 0.43
Warrants Subscribed																																			20,000
Warrants One [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right Exercisable									2,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 7.44
Warrants Two [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right Exercisable									1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 11.00
Eclat Pharmaceuticals [Member]
Class of Stock [Line Items]
Warrants Issued During Period Warrants New Issues | $									$ 3,300,000
Free Share Awards [Member]
Class of Stock [Line Items]
Options authorized Free of Charge Share Award Granted and Outstanding																	250,000	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	188,300	192,500					189,700			200,000			230,000			295,000
Stock Issued During Period, Shares, New Issues	150,600			137,150				208,150													45,000		267,400
Free Share Awards [Member] | Issue One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			10,000
Free Share Awards [Member] | Issue Two [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	6,000
Restricted Stock [Member]
Class of Stock [Line Items]
Options authorized Free of Charge Share Award Granted and Outstanding					200,000	200,000